Business Combination - Acquisition of Coretherapix (Tables)	12 Months Ended
Dec. 31, 2017
Business Combination - Acquisition of Coretherapix
Summary of fair values of the assets acquired and liabilities assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed on July 31, 2015 (in thousands of euros):

In process research and development	17,374
Accounts receivable (received from Genetrix)	3,306
Other net asset acquired:
Other intangible assets	277
Property, plant and equipment	109
Other current assets	1,310
Cash	3
Financial Loans	(3,870)
Trade & other payables	(635)

Total Net Asset Acquired	17,874

Total Consideration	18,591

Goodwill on acquisition	717

Total consideration of the business combination is broken down as follows (in thousand of euros):

Cash consideration payable	1,154
Issuance of ordinary shares of TiGenix, N.V. according to the Contribution Agreement	6,093
Estimated fair value of contingent consideration	11,344

Total Purchase Price	18,591

Reconciliation of fair value measurement of the contingent consideration liability

As at December 31, 2015, 2016 and 2017, a reconciliation of fair value measurement of the contingent consideration liability is provided below (in thousand of euros):

As at July 31, 2015	—
Liability arising on business combination	11,344
Fair value changes recognized in profit or loss (Financial expenses)	685

As at December 31, 2015	12,029
Fair value changes recognized in profit or loss (Operating expenses)	829
As at December 31, 2016	12,858
Milestone payment in TiGenix shares	(5,000)
Fair value changes recognized in profit or loss (Operating expenses)	550
As at December 31, 2017 (pre-impaired value)	8,408